Provisions and other non-current liabilities - Components (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Provisions and Other Noncurrent Liabilities [Line Items]
Other non-current liabilities	$ 1,409	$ 2,066	$ 2,404
TOTAL	20,925	20,613	21,432	$ 15,986
Litigations and accrued penalty claims
Disclosure of Provisions and Other Noncurrent Liabilities [Line Items]
Provisions	320	386	736
Litigations and accrued penalty claims | Exploration & Production
Disclosure of Provisions and Other Noncurrent Liabilities [Line Items]
Provisions	208	286	510
Provisions for environmental contingencies
Disclosure of Provisions and Other Noncurrent Liabilities [Line Items]
Provisions	960	742	862
Asset retirement obligations
Disclosure of Provisions and Other Noncurrent Liabilities [Line Items]
Provisions	15,368	14,492	14,286	$ 12,240
Other non-current provisions
Disclosure of Provisions and Other Noncurrent Liabilities [Line Items]
Provisions	2,868	2,927	3,144
Restructuring activities
Disclosure of Provisions and Other Noncurrent Liabilities [Line Items]
Provisions	293	135	134
Financial risks related to non-consolidated and equity consolidated affiliates
Disclosure of Provisions and Other Noncurrent Liabilities [Line Items]
Provisions	134	130	100
Contingency reserve on solar panels warranties (Sunpower)
Disclosure of Provisions and Other Noncurrent Liabilities [Line Items]
Provisions	$ 82	$ 140	$ 173